Financial Results, Net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Finance income:
Interest income	$ 854	$ 930	$ 1,063
Dividends income	68	146	151
Other finance income	485		10
Total finance income	1,407	1,076	1,224
Finance costs:
Interest expenses	(15,549)	(13,645)	(13,185)
Loss on debt swap		(4,297)
Other finance costs	(517)	(465)	(985)
Subtotal finance costs	(16,066)	(18,407)	(14,170)
Capitalized finance costs	205	121
Total finance costs	(15,861)	(18,286)	(14,170)
Other financial results:
Exchange rate difference, net	873	(9,460)	1,000
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	1,645	(1,400)	5,152
Gain from derivative financial instruments, net	360	280	252
Total other financial results	2,878	(10,580)	6,404
Inflation adjustment	(479)	(670)	(382)
Total financial results, net	$ (12,055)	$ (28,460)	$ (6,924)